Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Operating Activities
Cash paid to employees	$ (1,381,833)	$ (1,620,250)	$ (1,669,257)
Cash paid to suppliers	(1,262,306)	(1,162,240)	(1,646,458)
Interest received	61,777	28,211	50,374
Cash Used By Operating Activities	(2,582,362)	(2,754,279)	(3,265,341)
Financing Activities
Net proceeds from equity offerings	2,025,843	2,159,353	2,955,112
Net proceeds from issuance of preferred shares	2,084,792	2,260,153	0
Proceeds from exercise of stock options	5,500	0	0
Proceeds from exercise of warrants	0	341,250	18,750
Proceeds from exercise of brokers' compensation warrants	33,000	0	45,000
Cash Provided by Financing Activities	4,149,135	4,760,756	3,018,862
Investing Activities
Exploration and evaluation assets	(2,041,084)	(2,160,674)	(3,439,231)
Property, plant and equipment	(277,501)	(127,579)	(210,815)
Cash Used by Investing Activities	(2,318,585)	(2,288,253)	(3,650,046)
Change in Cash and Cash Equivalents	(751,812)	(281,776)	(3,896,525)
Foreign Exchange Effect on Cash	(2,705)	(5,137)	9,274
Cash and Cash Equivalents beginning of year	1,073,574	1,360,487	5,247,738
Cash and Cash Equivalents end of year	$ 319,057	$ 1,073,574	$ 1,360,487